Financial instruments and risk management - Contractual maturities of the financial liabilities (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and and accrued liabilities	$ 9,334,158
Lease liability	72,871	$ 117,579	$ 156,566
Financial liabilities	9,407,029
Payable within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and and accrued liabilities	9,334,158
Lease liability	50,447
Financial liabilities	9,384,605
1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liability	22,424
Financial liabilities	$ 22,424